RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

12. RIGHT-OF-USE ASSETS

Changes in the net carrying amount of right-of-use assets, which mainly relates to leases of premises and vehicles, are as follows:

	2020	2019
Cost
Balance at beginning of year	$341.6	$320.3
Additions financed with lease obligations	77.4	33.9
Retirement and other	(25.6)	(12.6)
Balance at end of year	393.4	341.6

Accumulated depreciation
Balance at beginning of year	210.7	184.7
Depreciation	40.2	38.1
Retirement and other	(18.6)	(12.1)
Balance at end of year	232.3	210.7

Net carrying amount	$161.1	$130.9

The Corporation does not recognize right-of-use assets and lease liabilities for short-term leases and leases of low value assets.

The net carrying amount includes right-of-use assets with the parent corporation of $18.0 million as of December 31, 2020  ($20.7 million as of December 31, 2019). The depreciation expense on leases with the parent Corporation was $2.5 million in 2020  ($2.3 million in 2019   and 2018).